UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                    -----------

                       The Gabelli Dividend & Income Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                        ---------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                        ---------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 75.3%
               AEROSPACE -- 0.6%
      10,000   Goodrich Corp. .............. $      313,600
     696,400   Titan Corp.+ ................      9,728,708
                                             --------------
                                                 10,042,308
                                             --------------
               AUTOMOTIVE -- 0.4%
     300,000   Adesa Inc.+ .................      4,929,000
      50,000   General Motors Corp. ........      2,124,000
                                             --------------
                                                  7,053,000
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
     581,600   Dana Corp. ..................     10,288,504
     450,000   Genuine Parts Co. ...........     17,271,000
                                             --------------
                                                 27,559,504
                                             --------------
               BROADCASTING -- 0.0%
      12,000   Liberty Corp. ...............        476,880
                                             --------------
               BUSINESS SERVICES -- 0.0%
      10,000   InVision Technologies Inc.+ .        449,900
                                             --------------
               CABLE AND SATELLITE -- 0.2%
      51,000   DIRECTV Group Inc.+ .........        897,090
      50,000   EchoStar Communications Corp.,
                 Cl. A+ ....................      1,556,000
                                             --------------
                                                  2,453,090
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.4%
     812,000   Microsoft Corp. .............     22,451,800
                                             --------------
               CONSUMER PRODUCTS -- 1.5%
      20,000   Altria Group Inc. ...........        940,800
       6,600   Del Laboratories Inc.+ ......        217,800
      90,000   Eastman Kodak Co. ...........      2,899,800
      87,000   Gallaher Group plc, ADR .....      4,042,890
       1,000   Kimberly-Clark Corp. ........         64,590
      70,000   Procter & Gamble Co. ........      3,788,400
     569,500   Swedish Match AB ............      6,023,392
     147,700   UST Inc. ....................      5,946,402
                                             --------------
                                                 23,924,074
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 2.3%
     250,000   Bouygues SA .................      9,377,135
       9,000   Brascan Corp., Cl. A ........        271,800
      50,000   Cooper Industries Ltd., Cl. A      2,950,000
     180,000   GATX Corp. ..................      4,798,800
     300,000   General Electric Co. ........     10,074,000
     200,000   Honeywell International Inc.       7,172,000
     100,000   Sonoco Products Co. .........      2,644,000
       1,000   Textron Inc. ................         64,270
                                             --------------
                                                 37,352,005
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               ENERGY AND UTILITIES: ELECTRIC -- 2.5%
     300,000   American Electric
                 Power Co. Inc. ............ $    9,588,000
      20,000   Cleco Corp. .................        344,800
     375,000   DPL Inc. ....................      7,717,500
      17,500   DTE Energy Co. ..............        738,325
     280,000   Duquesne Light Holdings Inc.       5,028,800
     601,000   Great Plains Energy Inc. ....     17,519,150
                                             --------------
                                                 40,936,575
                                             --------------
               ENERGY AND UTILITIES: INTEGRATED -- 15.4%
      30,000   Allegheny Energy Inc.+ ......        478,800
     100,000   ALLETE Inc. .................      3,250,000
      10,000   Alliant Energy Corp. ........        248,800
     420,000   Ameren Corp. ................     19,383,000
      25,000   Avista Corp. ................        452,500
      30,000   Burlington Resources Inc. ...      1,224,000
      22,800   Central Vermont Public
                 Service Corp. .............        458,508
      32,100   CH Energy Group Inc. ........      1,470,180
      48,000   Chubu Electric Power Co. Inc.      1,014,744
      54,000   Chugoku Electric Power
                 Co. Inc. ..................        920,129
     320,000   Cinergy Corp. ...............     12,672,000
     170,000   CONSOL Energy Inc. ..........      5,931,300
     240,000   Consolidated Edison Inc. ....     10,089,600
       2,000   Dominion Resources Inc. .....        130,500
     300,000   Duke Energy Corp. ...........      6,867,000
       2,800   Empire District Electric Co.          57,540
     300,000   Enel SpA ....................      2,451,717
      47,000   Enel SpA, ADR ...............      1,903,500
     145,100   Energy East Corp. ...........      3,653,618
     173,100   FirstEnergy Corp. ...........      7,110,948
      78,000   FPL Group Inc. ..............      5,328,960
     122,500   Hawaiian Electric
                 Industries Inc. ...........      3,251,150
     250,000   Hera SpA ....................        636,527
      54,000   Hokkaido Electric
                 Power Co. Inc. ............        966,674
      54,000   Hokuriku Electric Power Co. .        889,262
      54,000   Kansai Electric Power Co. Inc.       951,976
      54,000   Kyushu Electric Power Co. Inc.     1,011,750
      20,500   Maine & Maritimes Corp. .....        594,500
      40,000   National Grid Transco plc, ADR     1,713,200
     260,000   NiSource Inc. ...............      5,462,600
     300,000   NSTAR .......................     14,730,000
     500,000   OGE Energy Corp. ............     12,615,000
     570,000   Pepco Holdings Inc. .........     11,343,000
     220,000   Pinnacle West Capital Corp. .      9,130,000
     320,000   Progress Energy Inc. ........     13,548,800
     251,000   Public Service Enterprise
                 Group Inc. ................     10,692,600
     170,000   Scottish Power plc, ADR .....      5,242,800
      54,000   Shikoku Electric
                 Power Co. Inc. ............        935,317
     500,000   Southern Co. ................     14,990,000
       2,000   TECO Energy Inc. ............         27,060
      54,000   Tohoku Electric Power Co. Inc.       890,732
      48,000   Tokyo Electric Power Co. Inc.      1,032,164
       1,000   TXU Corp. ...................         47,920
     610,800   Unisource Energy Corp. ......     14,872,980

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
      51,000   Vectren Corp. ............... $    1,284,180
     350,000   Westar Energy Inc. ..........      7,070,000
      80,000   Wisconsin Energy Corp. ......      2,552,000
     150,000   WPS Resources Corp. .........      6,748,500
   1,250,000   Xcel Energy Inc. ............     21,650,000
                                             --------------
                                                249,978,036
                                             --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 4.1%
       8,500   AGL Resources Inc. ..........        261,545
      80,000   Atmos Energy Corp. ..........      2,015,200
      12,000   Delta Natural Gas Co. Inc. ..        323,760
       3,000   Energen Corp. ...............        154,650
     390,000   KeySpan Corp. ...............     15,288,000
      22,000   Kinder Morgan Energy
                 Partners LP ...............      1,030,480
      50,000   Laclede Group Inc. ..........      1,461,500
     300,000   National Fuel Gas Co. .......      8,499,000
     215,000   Nicor Inc. ..................      7,890,500
      58,200   NUI Corp. ...................        776,388
     223,500   ONEOK Inc. ..................      5,815,470
     250,000   Peoples Energy Corp. ........     10,420,000
     270,000   SEMCO Energy Inc. ...........      1,482,300
     211,300   Sempra Energy ...............      7,646,947
      12,000   South Jersey Industries Inc.         573,000
      95,000   Southwest Gas Corp. .........      2,275,250
                                             --------------
                                                 65,913,990
                                             --------------
               ENERGY AND UTILITIES: OIL -- 10.1%
       1,000   Amerada Hess Corp. ..........         89,000
       6,000   Anadarko Petroleum Corp. ....        398,160
      30,000   Apache Corp. ................      1,503,300
      20,000   Baker Hughes Inc. ...........        874,400
     150,000   BP plc, ADR .................      8,629,500
     300,000   ChevronTexaco Corp. .........     16,092,000
       1,000   Cimarex Energy Co.+ .........         34,940
     210,000   ConocoPhillips ..............     17,398,500
       5,000   Devon Energy Corp. ..........        355,050
     300,000   Diamond Offshore Drilling Inc.     9,897,000
      75,000   Eni SpA, ADR ................      8,422,500
     190,000   Exxon Mobil Corp. ...........      9,182,700
     200,000   Halliburton Co. .............      6,738,000
     125,000   Kerr-McGee Corp. ............      7,156,250
     283,000   Marathon Oil Corp. ..........     11,682,240
      35,000   Murphy Oil Corp. ............      3,036,950
     190,000   Occidental Petroleum Corp. ..     10,626,700
     280,000   Repsol YPF SA, ADR ..........      6,137,600
     200,000   Royal Dutch Petroleum Co. ...     10,320,000
      40,000   Schlumberger Ltd. ...........      2,692,400
     960,000   Statoil ASA, ADR ............     13,862,400
     100,000   Sunoco Inc. .................      7,398,000
     100,000   Total SA, ADR ...............     10,217,000
      20,000   Yukos ADR ...................        320,800
                                             --------------
                                                163,065,390
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               ENERGY AND UTILITIES: WATER -- 0.2%
       3,000   American States Water Co. ... $       74,700
      38,000   Aqua America Inc. ...........        840,180
       3,000   Artesian Resources Corp.,
                 Cl. A .....................         81,540
       2,000   California Water Service Group        58,740
       2,000   Connecticut Water Service Inc.        52,880
       5,000   Middlesex Water Co. .........         89,600
       4,000   Pennichuck Corp. ............         97,600
      40,000   SJW Corp. ...................      1,320,800
       6,000   Southwest Water Co. .........         73,500
      22,000   United Utilities plc, ADR ...        447,920
       5,000   York Water Co. ..............         86,700
                                             --------------
                                                  3,224,160
                                             --------------
               ENTERTAINMENT -- 1.2%
      10,000   Grupo Televisa SA, ADR ......        527,300
     500,000   The Walt Disney Co. .........     11,275,000
     400,000   Time Warner Inc.+ ...........      6,456,000
      45,000   Viacom Inc., Cl. A ..........      1,530,000
                                             --------------
                                                 19,788,300
                                             --------------
               ENVIRONMENTAL SERVICES -- 0.0%
      10,000   Veolia Environnement ........        287,772
                                             --------------
               EQUIPMENT AND SUPPLIES -- 0.4%
     106,600   CIRCOR International Inc. ...      2,078,700
      15,000   Lufkin Industries Inc. ......        558,300
      25,000   Mueller Industries Inc. .....      1,073,750
     140,000   RPC Inc. ....................      2,503,200
       5,000   Weatherford International
                 Ltd.+ .....................        255,100
                                             --------------
                                                  6,469,050
                                             --------------
               FINANCIAL SERVICES -- 11.3%
     390,000   Alliance Capital Management
                 Holding LP ................     13,845,000
     260,000   American Express Co. ........     13,379,600
      70,000   American International
                 Group Inc. ................      4,759,300
     100,000   AmSouth Bancorporation ......      2,440,000
     510,000   Bank of America Corp. .......     22,098,300
     361,400   Bank of New York Co. Inc. ...     10,542,038
     400,000   Citigroup Inc. ..............     17,648,000
      25,000   Deutsche Bank AG, ADR .......      1,798,500
      20,000   Eaton Vance Corp. ...........        807,800
      30,000   First National Bankshares of
                 Florida Inc. ..............        736,500
     500,000   JPMorgan Chase & Co. ........     19,865,000
     358,000   KeyCorp .....................     11,312,800
      50,000   Morgan Stanley ..............      2,465,000
      20,000   North Fork Bancorporation Inc.       889,000
     238,500   PNC Financial Services Group      12,902,850
      40,000   Popular Inc. ................      1,052,000
       1,000   Progressive Corp. ...........         84,750
      10,000   Riggs National Corp. ........        222,000

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     190,000   St. Paul Travelers
                 Companies Inc. ............ $    6,281,400
      10,000   Sterling Bancorp ............        270,500
      50,000   T. Rowe Price Group Inc. ....      2,547,000
       5,000   Unitrin Inc. ................        207,850
     245,000   Wachovia Corp. ..............     11,502,750
     200,000   Waddell & Reed Financial
                 Inc., Cl. A ...............      4,400,000
     150,000   Washington Mutual Inc. ......      5,862,000
      93,400   Waypoint Financial Corp. ....      2,575,038
       3,500   Webster Financial Corp. .....        172,865
     130,000   Wells Fargo & Co. ...........      7,751,900
      72,500   Wilmington Trust Corp. ......      2,625,225
      38,000   Zions Bancorporation ........      2,319,520
                                             --------------
                                                183,364,486
                                             --------------
               FOOD AND BEVERAGE -- 3.5%
     500,000   Archer-Daniels-Midland Co. ..      8,490,000
     100,000   Coca-Cola Co. ...............      4,005,000
     140,000   ConAgra Foods Inc. ..........      3,599,400
     410,800   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ......     32,852,087
      60,000   Heinz (H.J.) Co. ............      2,161,200
       1,000   Kellogg Co. .................         42,660
     270,000   Sara Lee Corp. ..............      6,172,200
       1,000   Wrigley (Wm.) Jr. Co. .......         63,310
                                             --------------
                                                 57,385,857
                                             --------------
               HEALTH CARE -- 1.5%
     140,000   Bristol-Myers Squibb Co. ....      3,313,800
     100,000   Eli Lilly & Co. .............      6,005,000
     150,000   Merck & Co. Inc. ............      4,950,000
      61,000   Owens & Minor Inc. ..........      1,549,400
     280,000   Pfizer Inc. .................      8,568,000
       2,000   WellPoint Health
                 Networks Inc.+ ............        210,180
                                             --------------
                                                 24,596,380
                                             --------------
               HOTELS AND GAMING -- 1.4%
   1,000,000   Hilton Group plc ............      5,007,960
     450,000   Hilton Hotels Corp. .........      8,478,000
      95,000   Mandalay Resort Group .......      6,521,750
     200,000   Prime Hospitality Corp.+ ....      2,434,000
                                             --------------
                                                 22,441,710
                                             --------------
               MACHINERY -- 1.9%
     350,000   CNH Global NV ...............      6,853,000
     375,000   Deere & Co. .................     24,206,250
                                             --------------
                                                 31,059,250
                                             --------------
               METALS AND MINING -- 0.4%
      10,000   Arch Coal Inc. ..............        354,900
       3,000   Fording Canadian Coal Trust .        167,910

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
     120,000   Freeport-McMoRan Copper &
                 Gold Inc., Cl. B .......... $    4,860,000
      10,000   Massey Energy Co. ...........        289,300
       6,000   Peabody Energy Corp. ........        357,000
       3,000   Westmoreland Coal Co.+ ......         76,800
                                             --------------
                                                  6,105,910
                                             --------------
               PUBLISHING -- 0.2%
     200,000   Reader's Digest
                 Association Inc. ..........      2,918,000
                                             --------------
               REAL ESTATE -- 0.1%
      15,000   LNR Property Corp. ..........        928,650
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     185,000   Rouse Co. ...................     12,372,800
                                             --------------
               RETAIL -- 1.4%
     380,000   Albertson's Inc. ............      9,093,400
      60,000   Blockbuster Inc., Cl. A .....        455,400
     151,500   Ingles Markets Inc., Cl. A ..      1,827,090
     560,000   Safeway Inc.+ ...............     10,813,600
      45,000   Saks Inc.+ ..................        542,250
                                             --------------
                                                 22,731,740
                                             --------------
               SPECIALTY CHEMICALS -- 1.6%
      65,000   Ashland Inc. ................      3,645,200
       1,000   Celanese AG .................         54,847
     200,000   Dow Chemical Co. ............      9,036,000
     200,000   E.I. du Pont de Nemours
                 and Co. ...................      8,560,000
      61,100   Ferro Corp. .................      1,332,591
     160,000   Olin Corp. ..................      3,200,000
                                             --------------
                                                 25,828,638
                                             --------------
               TELECOMMUNICATIONS -- 9.0%
     520,000   AT&T Corp. ..................      7,446,400
   2,400,000   AT&T Wireless Services Inc.+      35,472,000
     800,000   BCE Inc. ....................     17,320,000
     200,000   BellSouth Corp. .............      5,424,000
      74,000   BT Group plc, ADR ...........      2,438,300
     150,000   CenturyTel Inc. .............      5,136,000
     400,000   Citizens Communications Co. .      5,356,000
      50,000   Compania de Telecomunicaciones de
                 Chile SA, ADR .............        554,500
      90,000   Deutsche Telekom AG, ADR+ ...      1,679,400
      55,000   France Telecom SA, ADR ......      1,375,000
     240,000   Hellenic Telecommunications
                 Organization SA, ADR ......      1,603,200
      90,000   Manitoba Telecom Services Inc.     3,018,135
      55,000   MCI Inc. ....................        921,250
     225,000   Qwest Communications
                 International Inc.+ .......        749,250
      31,000   Rogers Wireless Communications Inc.,
                 Cl. B+ ....................        973,710

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS (CONTINUED)
     320,000   SBC Communications Inc. ..... $    8,304,000
     840,000   Sprint Corp. ................     16,909,200
     346,800   TDC A/S, ADR ................      6,114,084
      12,000   Telecom Corp. of New Zealand
                 Ltd., ADR .................        381,720
      42,000   Telecom Italia SpA, ADR .....      1,291,920
      25,000   Telefonica SA, ADR ..........      1,124,750
     165,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR ................      5,324,563
     160,000   Telstra Corp. Ltd., ADR .....      2,708,800
     160,000   TELUS Corp., Non-Voting, ADR       3,097,467
     300,000   Verizon Communications Inc. .     11,814,000
                                             --------------
                                                146,537,649
                                             --------------
               TRANSPORTATION -- 0.2%
       8,000   Frontline Ltd. ..............        377,520
       3,400   Ship Finance
                 International Ltd. ........         68,340
      30,000   Stelmar Shipping Ltd. .......      1,134,300
      45,000   Teekay Shipping Corp. .......      1,939,050
                                             --------------
                                                  3,519,210
                                             --------------
               TOTAL COMMON STOCKS .........  1,221,216,114
                                             --------------

               PREFERRED STOCKS -- 0.1%
               CLOSED-END FUNDS -- 0.1%
      75,000   General American Investors Co. Inc.,
                 5.950% Cumulative Pfd.,
                 Ser. B ....................      1,856,250
                                             --------------

               CONVERTIBLE PREFERRED STOCKS -- 4.5%
               AEROSPACE -- 0.1%
       8,315   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ...      1,089,265
                                             --------------
               AUTOMOTIVE -- 0.0%
      25,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A ...        635,250
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.1%
      10,500   Sequa Corp.,
                 $5.00 Cv. Pfd. ............      1,013,250
                                             --------------
               BROADCASTING -- 0.7%
      17,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A ...        731,574
     265,000   Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D ...     10,660,950
                                             --------------
                                                 11,392,524
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd.+ .......... $        9,075
                                             --------------
               BUSINESS SERVICES -- 0.1%
      15,000   Allied Waste Industries Inc.,
                 6.250% Cv. Pfd. ...........        765,000
                                             --------------
               CONSUMER PRODUCTS -- 0.4%
     138,900   Newell Financial Trust,
                 5.250% Cv. Pfd. ...........      6,094,237
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 0.5%
     179,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd. ...........      6,252,090
      80,502   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A ...      2,004,500
       1,000   US Steel Corp.,
                 7.000% Cv. Pfd., Ser. B ...        123,500
                                             --------------
                                                  8,380,090
                                             --------------
               ENERGY AND UTILITIES -- 1.2%
       9,750   Arch Coal Inc.,
                 5.000% Cv. Pfd. ...........        892,613
     160,600   Calpine Capital Trust,
                 5.750% Cv. Pfd. ...........      8,070,150
               Chesapeake Energy Corp.,
      20,000     5.000% Cv. Pfd. ...........      2,306,000
       1,000     6.750% Cv. Pfd. ...........        102,090
       2,700     6.000% Cv. Pfd. ...........        216,000
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd. (a) .......      1,185,000
     130,000   El Paso Corp.,
                 4.750% Cv. Pfd. ...........      4,511,000
      42,615   Hanover Compressor,
                 7.250% Cv. Pfd. ...........      2,210,653
                                             --------------
                                                 19,493,506
                                             --------------
               ENTERTAINMENT -- 0.2%
     168,000   Six Flags Inc.,
                 7.250% Cv. Pfd. ...........      3,460,800
                                             --------------
               FINANCIAL SERVICES -- 0.5%
       3,920   Doral Financial Corp.,
                 4.750% Cv. Pfd. (a) .......      1,175,020
     215,000   National Australia Bank Ltd.,
                 7.875% Cv. Pfd., Ser. UNIT       7,292,800
       5,100   United Fire & Casualty Co.,
                 6.375% Cv. Pfd., Ser. A ...        184,620
                                             --------------
                                                  8,652,440
                                             --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               HEALTH CARE -- 0.2%
      57,436   McKesson Financing Trust,
                 5.000% Cv. Pfd. ........... $    2,805,749
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd. ...........        475,000
                                             --------------
                                                  3,280,749
                                             --------------
               METALS AND MINING -- 0.1%
       6,000   Phelps Dodge Corp.,
                 6.750% Cv. Pfd. ...........      1,162,440
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                 5.250% Cv. Pfd., Ser. B ...        106,942
                                             --------------
               TELECOMMUNICATIONS -- 0.4%
      38,600   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ...      1,621,200
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd. ...........      5,550,875
                                             --------------
                                                  7,172,075
                                             --------------
               TRANSPORTATION -- 0.0%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd. ............        187,500
         982   Kansas City Southern,
                 4.250% Cv. Pfd. ...........        575,908
                                             --------------
                                                    763,408
                                             --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..........     73,471,051
                                             --------------
     PRINCIPAL
      AMOUNT
     -------

               CONVERTIBLE CORPORATE BONDS -- 1.0%
               AEROSPACE -- 0.1%
 $ 1,200,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ..........      1,233,000
                                             --------------
               AGRICULTURE -- 0.1%
     750,000   Bunge Ltd. Financial Corp., Cv.,
                 3.750%, 11/15/22 ..........      1,014,375
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ..........        495,000
                                             --------------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
               BUSINESS SERVICES -- 0.2%
               Trans-Lux Corp., Sub. Deb. Cv.,
  $  950,000     8.250%, 03/01/2012 ........ $      920,312
   2,000,000     7.500%, 12/01/2006 ........      2,005,000
                                             --------------
                                                  2,925,312
                                             --------------
               COMMUNICATIONS EQUIPMENT -- 0.2%
   1,700,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ..........      1,710,625
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ..........      1,935,000
                                             --------------
                                                  3,645,625
                                             --------------
               ENTERTAINMENT -- 0.1%
   1,000,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23 ..........      1,031,250
                                             --------------
               EQUIPMENT AND SUPPLIES -- 0.0%
     700,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 ..........        735,000
                                             --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Sub. Deb. Cv.,
                 3.500%, 11/15/12 ..........        353,437
                                             --------------
               FOOD AND BEVERAGE -- 0.0%
   2,000,000   Parmalat Soparfi SA, Sub. Deb. Cv.,
                 6.125%, 05/23/32+ (b) .....        811,340
                                             --------------
               HEALTH CARE -- 0.0%
     300,000   Quest Diagnostics Inc., Deb. Cv.,
                 1.750%, 11/30/21 ..........        324,000
                                             --------------
               REAL ESTATE -- 0.1%
   1,000,000   Palm Harbor Homes Inc., Cv.,
                 3.250%, 05/15/24 (a) ......        958,750
                                             --------------
               TRANSPORTATION -- 0.2%
   2,700,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 ..........      3,078,000
                                             --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...........     16,605,089
                                             --------------

               CORPORATE BONDS -- 0.1%
               DIVERSIFIED INDUSTRIAL -- 0.1%
   1,000,000   WHX Corp.,
                 10.500%, 04/15/05 .........        955,000
                                             --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
               U.S. GOVERNMENT OBLIGATIONS -- 8.2%
$132,824,000   U.S. Treasury Bills,
                 1.116% to 1.705%++,
                 10/07/04 to 12/30/04 ...... $  132,451,295
                                             --------------

               SHORT-TERM OBLIGATIONS -- 10.8%
               REPURCHASE AGREEMENTS -- 10.8%
 100,000,000   ABN Amro, 1.750%,
                 dated 09/30/04, due 10/01/04,
                 proceeds at maturity,
                 $100,004,861 (c) ..........    100,000,000
  75,000,000   State Street Bank and Trust Co.,
                 1.650%, dated 09/30/04, due
                 10/01/04, proceeds at maturity,
                 $75,003,438 (d) ...........     75,000,000
               TOTAL SHORT-TERM
                 OBLIGATIONS ...............    175,000,000
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,569,312,163) .................  1,621,554,799

   LIABILITIES IN EXCESS OF OTHER ASSETS ...     (1,999,565)
                                             --------------
   NET ASSETS -- COMMON STOCK
     (84,842,505 common shares outstanding)  $1,619,555,234
                                             ==============
   NET ASSET VALUE PER COMMON SHARE
     ($1,619,555,234 / 84,842,505
     shares outstanding) ...................         $19.09
                                                     ======

                                                   MARKET
                                                   VALUE*
                                                   ------
   --------------
            For Federal tax purposes:
            Aggregate Cost ................. $1,569,312,163
                                             ==============
            Gross unrealized appreciation .. $   84,700,116
            Gross unrealized depreciation ..    (32,457,480)
                                             --------------
            Net unrealized appreciation
              (depreciation) ............... $   52,242,636
                                             ==============

 --------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $958,750 or 0.006% of total net assets.
(b)   Security in default.
(c) Collateralized by U.S. Treasury Bonds, 6.125%, 7.250% and 8.125%, due 08/15/21, 08/15/22 and 11/15/27, market value $101,608,775.
(d) Collateralized by U.S. Treasury Bond, 8.875%, due 02/15/19, market value $76,503,375.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
             ------------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer



Date     November 26, 2004
    ----------------------------------------------------------------------------



By (Signature and Title)*           /s/ Richard C. Sell, Jr.
                         -------------------------------------------------------
                                    Richard C. Sell, Jr.,
                                    Principal Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.